Inventories	12 Months Ended
Dec. 31, 2018
Inventories
Inventories

Note 6. Inventories

The components of inventories, net of allowances, are as follows:

	December 31,	December 31,
	2018	2017
Finished goods	$15,577,104	$10,467,243
Work in process	1,138,906	789,413
Raw materials and supplies	7,667,011	5,690,214
	$24,383,021	$16,946,870

The Company maintains an allowance for excess and obsolete inventory, as well as inventory where its cost is in excess of its net realizable value. The activity in the allowance for excess and obsolete inventory account for the years ended December 31, 2018 and 2017, was as follows:

	Year Ended
	December 31,	December 31,
	2018	2017
Balance at beginning of year	$3,066,620	$7,754,596
Provision	2,926,472	9,183,372
Charges processed	(4,432,010)	(13,871,348)
Balance at end of year	$1,561,082	$3,066,620